As filed with the U.S. Securities and Exchange Commission on November 29, 2019
Securities Act File No.   333-233675

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 1 ☒

The Hartford Mutual Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

690 Lee Road

Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

1-610-386-4068
(Registrant’s Area Code and Telephone Number)

Thomas R. Phillips, Esq.

Hartford Funds Management Company, LLC
690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

With copies to:

John V. O’Hanlon, Esq.

Dechert LLP

One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605

It is proposed that this filing will become effective immediately upon filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

This Post-Effective Amendment No. 1 is being filed solely for the purpose of filing the final tax opinion as Exhibit 12 to the Registration Statement on Form N-14 (File No. 333-233675). Parts A and B are incorporated herein by reference to the definitive Combined Information Statement/Prospectus, including the Letter to Shareholders and Questions and Answers about the Information Statement/Prospectus, and the definitive Statement of Additional Information filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on October 15, 2019 (Accession No. 0001104659-19-053951).

PART C

OTHER INFORMATION

Item 15. Indemnification

Article V, paragraph (f) of the Registrant’s Articles of Restatement provides that the Registrant shall indemnify (i) its directors and officers to the full extent required or permitted by law and (ii) other employees and agents to such extent authorized by the Registrant’s board of directors or bylaws and as permitted by law; provided, however, that no such indemnification shall protect any director or officer of the Registrant against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The rights of indemnification contained in Article V are not exclusive to any other rights to which any officer, director or employee seeking indemnification may be entitled.

Subsection (b) of Section 2-418 of the General Corporation Law of Maryland permits a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys’ fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.

Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors or a committee of the Board by vote as set forth in subparagraph (i),or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the stockholders (except that shares held by directors who are parties to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection (b).

Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; and permits a corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person’s status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant’s various agreements with its service providers provide for indemnification.

Item 16.	Exhibits

1.(i)	Articles of Restatement dated July 12, 2010 (incorporated by reference to Post-Effective Amendment No. 86 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2010)

1.(ii)	Articles Supplementary dated August 13, 2010 (incorporated by reference to Post-Effective Amendment No. 86 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2010)

1.(iii)	Articles of Amendment dated November 30, 2010 (incorporated by reference to Post-Effective Amendment No. 86 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2010)

1.(iv)	Articles of Amendment dated November 30, 2010 (incorporated by reference to Post-Effective Amendment No. 86 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 15, 2010)

1.(v)	Articles Supplementary dated February 25, 2011 (incorporated by reference to Post-Effective Amendment No. 88 to Registration Statement on Form N-1A (File No. 333-02381) filed on March 15, 2011)

1.(vi)	Articles Supplementary dated July 14, 2011 (incorporated by reference to Post-Effective Amendment No. 94 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 30, 2011)

1.(vii)	Articles of Amendment dated July 14, 2011 (incorporated by reference to Post-Effective Amendment No. 94 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 30, 2011)

1.(viii)	Articles of Amendment dated August 8, 2011 (incorporated by reference to Post-Effective Amendment No. 94 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 30, 2011)

1.(ix)	Articles Supplementary dated August 10, 2011 (incorporated by reference to Post-Effective Amendment No. 94 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 30, 2011)

1.(x)	Articles of Amendment dated April 11, 2012 (incorporated by reference to Post-Effective Amendment No. 107 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 17, 2012)

1.(xi)	Articles of Amendment dated April 27, 2012 (incorporated by reference to Post-Effective Amendment No. 107 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 17, 2012)

1.(xii)	Articles Supplementary dated April 27, 2012 (incorporated by reference to Post-Effective Amendment No. 107 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 17, 2012)

1.(xiii)	Articles Supplementary dated June 1, 2012 (incorporated by reference to Post-Effective Amendment No. 107 to Registration Statement on Form N-1A (File No. 333-02381) filed on September 17, 2012)

1.(xiv)	Articles Supplementary dated October 31, 2012 (incorporated by reference to Post-Effective Amendment No. 109 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 30, 2012)

1.(xv)	Certificate of Correction dated January 24, 2013 (incorporated by reference to Post-Effective Amendment No. 116 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2013)

1.(xvi)	Articles Supplementary dated February 27, 2013 (incorporated by reference to Post-Effective Amendment No. 116 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2013)

1.(xvii)	Articles Supplementary dated June 28, 2013 (incorporated by reference to Post-Effective Amendment No. 121 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 19, 2013)

1.(xviii)	Articles Supplementary dated August 7, 2013 (incorporated by reference to Post-Effective Amendment No. 121 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 19, 2013)

1.(xix)	Articles Supplementary dated November 19, 2013 (incorporated by reference to Post-Effective Amendment No. 119 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2013)

1.(xx)	Articles of Amendment dated February 25, 2014 (incorporated by reference to Post-Effective Amendment No. 123 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2014)

1.(xxi)	Articles Supplementary dated March 6, 2014 (incorporated by reference to Post-Effective Amendment No. 126 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 30, 2014)

1.(xxii)	Certificate of Correction dated April 29, 2014 (incorporated by reference to Post-Effective Amendment No. 126 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 30, 2014)

1.(xxiii)	Articles of Amendment dated May 30, 2014 (incorporated by reference to Post-Effective Amendment No. 128 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 30, 2014)

1.(xxiv)	Articles Supplementary dated July 23, 2014 (incorporated by reference to Post-Effective Amendment No. 132 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 29, 2014)

1.(xxv)	Articles Supplementary dated October 27, 2014 (incorporated by reference to Post-Effective Amendment No. 134 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 7, 2014)

1.(xxvi)	Articles Supplementary dated November 27, 2014 (incorporated by reference to Post-Effective Amendment No. 136 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 19, 2014)

1.(xxvii)	Articles Supplementary dated February 18, 2015 (incorporated by reference to Post-Effective Amendment No. 137 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 27, 2015)

1.(xxviii)	Articles of Amendment dated March 24, 2015 (incorporated by reference to Post-Effective Amendment No. 143 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 22, 2015)

1.(xxix)	Articles Supplementary dated May 26, 2015 (incorporated by reference to Post-Effective Amendment No. 140 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 28, 2015)

1.(xxx)	Articles of Amendment dated May 28, 2015 (incorporated by reference to Post-Effective Amendment No. 143 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 22, 2015)

1.(xxxi)	Articles of Amendment dated July 7, 2015 (incorporated by reference to Post-Effective Amendment No. 143 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 22, 2015)

1.(xxxii)	Articles of Amendment dated August 31, 2015 (incorporated by reference to Post-Effective Amendment No. 143 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 22, 2015)

1.(xxxiii)	Articles Supplementary dated February 10, 2016 (incorporated by reference to Post-Effective Amendment No. 144 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 29, 2016)

1.(xxxiv)	Articles Supplementary dated June 1, 2016 (incorporated by reference to Post-Effective Amendment No. 150 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 27, 2016)

1.(xxxv)	Articles Supplementary dated November 11, 2016 (incorporated by reference to Post-Effective Amendment No. 150 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 27, 2016)

1.(xxxvi)	Articles Supplementary dated February 23, 2017 (incorporated by reference to Post-Effective Amendment No. 153 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2017)

1.(xxxvii)	Articles Supplementary dated August 4, 2017 (incorporated by reference to Post-Effective Amendment No. 159 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 20, 2018)

1.(xxxviii)	Articles Supplementary dated February 15, 2018 (incorporated by reference to Post-Effective Amendment No. 157 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2018)

1.(xxxvix)	Articles Supplementary dated May 9, 2018 (incorporated by reference to Post-Effective Amendment No. 159 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 20, 2018)

1.(xl)	Articles Supplementary dated August 23, 2018 (incorporated by reference to Post-Effective Amendment No. 159 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 20, 2018)

1.(xli)	Articles of Amendment dated October 9, 2018 (incorporated by reference to Post-Effective Amendment No. 159 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 20, 2018)

1.(xlii)	Articles Supplementary dated November 13, 2018 (incorporated by reference to Post-Effective Amendment No. 159 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 20, 2018)

1.(xliii)	Articles Supplementary dated February 13, 2019 (incorporated by reference to Post-Effective Amendment No. 160 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2019)

1.(xliv)	Articles of Amendment dated April 2, 2019 (incorporated by reference to Post-Effective Amendment No. 163 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 30, 2019)

1.(xlv)	Articles of Amendment dated May 6, 2019 (incorporated by reference to Post-Effective Amendment No. 166 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 10, 2019)

1.(xlvi)	Articles of Amendment dated July 8, 2019 (incorporated by reference to Post-Effective Amendment No. 166 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 10, 2019)

2.	Amended and Restated Bylaws (incorporated by reference to Post-Effective Amendment No. 157 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2018)

3.	Not Applicable

4.	Form of Agreement and Plan of Reorganization (incorporated by reference to the Registration Statement on Form N-14 (File No. 333-233675) filed on September 9, 2019)

5.	Not Applicable

6.(i).a	Form of Investment Management Agreement with Hartford Funds Management Company, LLC with respect to Floating Rate High Income Fund, Healthcare Fund, Municipal Opportunities Fund and Small Company Fund (incorporated by reference to Post-Effective Amendment No. 132 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 29, 2014)

6.(i).b	Schedules A and B to the Investment Management Agreement with Hartford Funds Management Company, LLC with respect to Floating Rate High Income Fund, Healthcare Fund, Municipal Opportunities Fund and Small Company Fund (incorporated by reference to Post-Effective Amendment No. 150 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 27, 2016)

6.(ii).a	Investment Management Agreement with Hartford Funds Management Company, LLC with respect to all Funds, except Floating Rate High Income Fund, Healthcare Fund, Municipal Opportunities Fund, Small Company Fund and Global Impact Fund (incorporated by reference to Post-Effective Amendment No. 149 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 8, 2016)

6.(ii).b	Form of Schedules A and B to Investment Management Agreement with Hartford Funds Management Company, LLC with respect to all Funds, except Floating Rate High Income Fund, Healthcare Fund, Municipal Opportunities Fund, Small Company Fund and Global Impact Fund (incorporated by reference to Post-Effective Amendment No. 164 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 7, 2019)

6.(iii).a	Investment Management Agreement with Hartford Funds Management Company, LLC with respect to Global Impact Fund (incorporated by reference to Post-Effective Amendment No. 157 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2018)

6.(iv)	Sub-Advisory Agreement with Wellington Management Company LLP (incorporated by reference to Post-Effective Amendment No. 157 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2018)

7.(i).a	Amended and Restated Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 131 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 27, 2014)

7.(i).b	Amendment Number 1 Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 119 to Registration Statement on Form N-1A (File No. 333-02381) filed on November 29, 2013)

7.(i).c	Form of Amendment Number 2 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 126 to Registration Statement on Form N-1A (File No. 333-02381) filed on April 30, 2014)

7.(i).d	Amendment Number 3 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 131 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 27, 2014)

7.(i).e	Amendment Number 4 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 132 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 29, 2014)

7.(i).f	Form of Amendment Number 5 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 140 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 28, 2015)

7.(i).g	Amendment Number 6 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 144 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 29, 2016)

7.(i).h	Amendment Number 7 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 149 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 8, 2016)

7.(i).i	Amendment Number 8 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 153 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2017)

7.(i).j	Amendment Number 9 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 160 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2019)

7.(i).k	Amendment Number 10 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 160 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2019)

7.(i).l	Amendment Number 11 to Principal Underwriting Agreement (incorporated by reference to Post-Effective Amendment No. 166 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 10, 2019)

7.(ii)	Form of Selling Agreement (incorporated by reference to Post-Effective Amendment No. 160 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2019)

8.	Not Applicable

9.(i).a	Custodian Agreement with State Street Bank and Trust Company (incorporated by reference to Post-Effective Amendment No. 137 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 27, 2015)

9.(i).b	Amendment Number 2 to the Custodian Agreement dated September 27, 2017 (incorporated by reference to Post-Effective Amendment No. 159 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 20, 2018)

9.(ii)	Form of Prime Broker Margin Account Agreement (incorporated by reference to Post-Effective Amendment No. 132 to Registration Statement on Form N-1A (File No. 333-02381) filed on August 29, 2014)

10.(i)	Amended and Restated Rule 12b-1 Distribution Plan for Class A, Class B, Class C, Class R3, Class R4 and Class T Shares (incorporated by reference to Post-Effective Amendment No. 160 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2019)

10.(ii)	Amended and Restated Rule 18f-3 Plan (incorporated by reference to Post-Effective Amendment No. 166 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 10, 2019)

11.	Opinion and Consent of Counsel as to legality of the securities being registered (incorporated by reference to the Registration Statement on Form N-14 (File No. 333-233675) filed on September 9, 2019)

12.	Opinion and Consent of Dechert LLP as to tax matters (filed herewith)

13.(i).a	Amended and Restated Transfer Agency and Service Agreement with Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 157 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2018)

13.(i).b	Amendment Number One to the Amended and Restated Transfer Agency and Service Agreement with Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 157 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2018)

13.(i).c	Amendment Number Two to the Amended and Restated Transfer Agency and Service Agreement with Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 160 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2019)

13.(i).d	Amendment Number Three to the Amended and Restated Transfer Agency and Service Agreement with Hartford Administrative Services Company (incorporated by reference to Post-Effective Amendment No. 160 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2019)

13.(ii)	Share Purchase Agreement (incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 19, 2004)

13.(iii).a	Fund Accounting Agreement with Hartford Funds Management Company, LLC dated December 31, 2014 (incorporated by reference to Post-Effective Amendment No. 137 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 27, 2015)

13.(iii).b	Form of Amendment One to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 140 to Registration Statement on Form N-1A (File No. 333-02381) filed on May 28, 2015)

13.(iii).c	Amendment Two to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 143 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 22, 2015)

13.(iii).d	Amendment Three to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 144 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 29, 2016)

13.(iii).e	Form of Amendment Four to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 149 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 8, 2016)

13.(iii).f	Amendment Five to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 150 to Registration Statement on Form N-1A (File No. 333-02381) filed on December 27, 2016)

13.(iii).g	Form of Amendment Six to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 153 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2017)

13.(iii).h	Amendment Seven to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 160 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2019)

13.(iii).i	Amendment Eight to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 160 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2019)

13.(iii).i	Amendment Nine to Fund Accounting Agreement (incorporated by reference to Post-Effective Amendment No. 166 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 10, 2019)

13.(iv)(a)	Form of Amended and Restated Expense Limitation Agreement (incorporated by reference to Post-Effective Amendment No. 160 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2019)

13.(iv)(b)	Amendment Number One to Amendment and Restated Expense Limitation Agreement (incorporated by reference to Post-Effective Amendment No. 166 to Registration Statement on Form N-1A (File No. 333-02381) filed on July 10, 2019)

13.(iv)(c)	Form of Second Amendment to Amendment and Restated Expense Limitation Agreement ((incorporated by reference to the Registration Statement on Form N-14 (File No. 333-233675 filed on September 9, 2019)

13.(v)	Form of Global Securities Lending Agency Agreement (incorporated by reference to Post-Effective Amendment No. 157 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2018)

14.	Consent of Independent Public Accounting Firm (incorporated by reference to the Registration Statement on Form N-14 (File No. 333-233675) filed on September 9, 2019)

15.	Not Applicable

16.	Power of Attorney (incorporated by reference to the Registration Statement on Form N-14 (File No. 333-233675) filed on September 9, 2019)

17.(i)	Code of Ethics of Hartford Funds Management Company, LLC, Hartford Funds Distributors, LLC and The Hartford-Sponsored Mutual Funds dated November 1, 2018 (incorporated by reference to Post-Effective Amendment No. 160 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2019)

17.(ii)	Code of Ethics of Wellington Management Company LLP dated April 30, 2017 (incorporated by reference to Post-Effective Amendment No. 160 to Registration Statement on Form N-1A (File No. 333-02381) filed on February 28, 2019)

Item 17.	Undertakings

1.	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Act (17 CFR 230.145c), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement on Form N-14 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Wayne, and Commonwealth of Pennsylvania, on the 29th day of November 2019.

THE HARTFORD MUTUAL FUNDS, INC.

By:	/s/ James E. Davey*
James E. Davey
President

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the date indicated.

Signature		Title	Date

/s/ James E. Davey*		Director, President and Chief Executive Officer	November 29, 2019
James E. Davey

/s/ Amy N. Furlong		Treasurer	November 29, 2019
Amy N. Furlong		(Principal Financial Officer and Principal Accounting Officer)

/s/ Hilary E. Ackermann*		Director	November 29, 2019
Hilary E. Ackermann

/s/ Robin C. Beery*		Director	November 29, 2019
Robin C. Beery

/s/ Lynn S. Birdsong *		Chairman of the Board and Director	November 29, 2019
Lynn S. Birdsong

/s/ Christine R. Detrick*		Director	November 29, 2019
Christine R. Detrick

/s/ Duane E. Hill*		Director	November 29, 2019
Duane E. Hill

/s/ Phillip O. Peterson*		Director	November 29, 2019
Phillip O. Peterson

/s/ Lemma W. Senbet*		Director	November 29, 2019
Lemma W. Senbet

/s/ David Sung*		Director	November 29, 2019
David Sung

	*By:	/s/ Thomas R. Phillips	November 29, 2019
Thomas R. Phillips, Attorney-in-fact
Pursuant to Power of Attorney (previously filed)

EXHIBIT INDEX

Exhibit No.	Description
12	Opinion and Consent of Dechert LLP as to tax matters